DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Payroll and Social Security Taxes Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
Vacation benefit payable	$ 170,690	$ 154,643
Annual bonus payable	133,365	125,344
Social security taxes payable	67,381	67,287
UT	12,200	0
Total	383,636	347,274	[1]
Non Current [Abstract]
Vacation benefit payable	0	0
Annual bonus payable	0	0
Social security taxes payable	0	0
UT	0	0
Total	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)